DEBT - Additional Information (Detail) (USD $)	12 Months Ended						12 Months Ended			1 Months Ended									1 Months Ended			1 Months Ended			1 Months Ended	12 Months Ended				1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Maximum	Dec. 31, 2012 Minimum	Dec. 31, 2012 After Amendment	Dec. 31, 2012 Notes, 7.34%, due in installments through May 2014	Dec. 31, 2011 Notes, 7.34%, due in installments through May 2014	May 31, 2007 Notes, 7.34%, due in installments through May 2014	Nov. 04, 2009 Notes, 4.45%, due December 2014	Dec. 31, 2012 Notes, 4.45%, due December 2014	Dec. 31, 2011 Notes, 4.45%, due December 2014	Dec. 31, 2012 Notes, 6.30%, due July 2017	Dec. 31, 2011 Notes, 6.30%, due July 2017	Jun. 28, 2007 Notes, 6.30%, due July 2017	Dec. 31, 2012 Notes, 7.00%, due July 2037	Dec. 31, 2011 Notes, 7.00%, due July 2037	Jun. 28, 2007 Notes, 7.00%, due July 2037	Jul. 28, 2007 Senior Notes	Dec. 31, 2012 Debentures, 6.90%, due July 2028	Dec. 31, 2011 Debentures, 6.90%, due July 2028	Dec. 17, 2012 Notes, 3.30%, due Dec 2022	Dec. 31, 2012 Notes, 3.30%, due Dec 2022	Dec. 31, 2011 Notes, 3.30%, due Dec 2022	Dec. 19, 2012 Senior Unsecured Revolving Credit Facility	Dec. 31, 2012 Senior Unsecured Revolving Credit Facility	Dec. 31, 2011 Senior Unsecured Revolving Credit Facility	Dec. 31, 2011 Senior Unsecured Revolving Credit Facility Maximum	Dec. 31, 2011 Senior Unsecured Revolving Credit Facility Minimum	Dec. 19, 2012 Senior Unsecured Revolving Credit Facility After Amendment
Debt Instrument [Line Items]
Credit facility expiration date																									Feb. 18, 2015					Dec. 19, 2017
Credit facility borrowing capacity						$ 750,000,000																			$ 500,000,000					$ 1,000,000,000
Credit facility covenants compliance																										The financial covenants require us to maintain a maximum leverage ratio, defined as consolidated funded debt divided by consolidated EBITDA (as set forth in the Senior Credit Facility) for the preceding four quarters, of not more than 3.5 to 1.0. Compliance with this financial covenant is tested quarterly. The non-financial covenants include limitations on liens, subsidiary debt, mergers, liquidations, asset dispositions and acquisitions. As of December 31, 2012, we were in compliance with our covenants under the Senior Credit Facility.
Credit facility Debt to EBITDA ratio																												3.5	1.0
Credit facility, available for borrowings																										483,600,000
Line of credit facility outstanding amount																											0
Commercial paper, maturity date				397 days	1 day
Commercial paper outstanding amount	265,000,000
Long term debt	1,720,400,000	999,200,000					30,000,000	45,000,000	75,000,000	275,000,000	275,000,000	275,000,000	272,500,000	272,500,000	300,000,000	250,000,000	250,000,000	250,000,000		125,000,000	125,000,000	500,000,000	500,000,000	0
Long term debt, interest rate							7.34%	7.34%	7.34%	4.45%	4.45%	4.45%	6.30%	6.30%	6.30%	7.00%	7.00%	7.00%		6.90%	6.90%	3.30%	3.30%	3.30%
Long term debt, interest payment date terms										Interest is payable semi-annually in arrears on December 1 and June 1 of each year.									Interest is payable semi-annually in arrears on January 1 and July 1 of each year.			Interest is payable semi-annually in arrears on December 15 and June 15 of each year.
Fair value adjustments	12,600,000	15,800,000					400,000	1,000,000			12,200,000	14,800,000
Interest rate swap term										In conjunction with the senior notes, we entered into five-year interest rate swaps, designated as fair value hedges, which convert the fixed interest rate to a variable rate.
Repayment of debt, terms							We are required to repay the principal amount of the TALX Notes in five equal annual installments commencing on May 25, 2010 with a final maturity date of May 25, 2014.
Principal repayment of debt, commencement date							May 25, 2010
Principal repayment of debt, maturity date							May 25, 2014
Cash paid for interest, net of capitalized interest	$ 53,000,000	$ 54,000,000	$ 55,600,000